CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 836	$ 355	$ 3,079	$ 1,432	$ 3,355
Other comprehensive income (loss), net of tax expense (benefit):
Unrealized holding gains (losses) on securities during the period, net of tax expense (benefits) of $2,928, $(4,033), and $166 for the years ended December 31, 2014, 2013, and 2012, respectively			5,683	(7,829)	322
Comprehensive income (loss)			8,762	(6,397)	3,677
Accumulated comprehensive income (loss)	$ (1,546)	$ (7,229)	$ (1,546)	$ (7,229)	$ 600